Trade and Other Receivables - Changes in the Allowance for Doubtful Accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ 208,990	₩ 212,759	₩ 215,868
Changes in allowance account for credit losses of financial assets
Bad debt expense	19,039	24,021	29,221
Write-off	(21,809)	(20,332)	(10,106)
Reversal	(1,071)	(3,373)	(41,940)
Others	190	(4,085)	19,716
Ending balance	205,339	208,990	212,759
Other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	132,379	114,155	104,726
Changes in allowance account for credit losses of financial assets
Bad debt expense	18,411	27,329	19,206
Write-off	(58,762)	(1,910)	(1,146)
Reversal	(79)	(2,464)	0
Others	(9,239)	(4,731)	(8,631)
Ending balance	₩ 82,710	₩ 132,379	₩ 114,155